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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2004
                                               --------------------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Silver Point Capital, L.P.
               -----------------------------------
Address:        600 Steamboat Road
               ------------------------------------
                Greenwich, CT 06830
               ------------------------------------

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Jeffrey Gelfand
               ------------------------------------------
Title:                     Chief Financial Officer
               ------------------------------------------
Phone:                     203-618-2670
               ------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey Gelfand                 New York, NY              May 10, 2004
------------------------------------   --------------------   ------------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number       Name

      28-                       Silver Point Capital General Partner, L.L.C.
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         -------------

Form 13F Information Table Entry Total:        46
                                         -------------

Form 13F Information Table Value Total:  $     235,142
                                          ------------
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name






                                        2
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                              13F INFORMATION TABLE
                                 MARCH 31, 2004

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
             COLUMN 1          COLUMN 2 COLUMN 3 COLUMN 4            COLUMN 5       COLUMN 6     COLUMN 7   COLUMN 8
   ---------------------------------------------------------------------------------------------------------------------------------

                                TITLE                                       PUT/                         VOTING AUTHORITY
                                  OF               VALUE     SHARES OR  SH/ ----   INVESTMENT    OTHER   ----------------
          NAME OF ISSUER        CLASS    CUSIP   (X 1,000)    PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE      SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------

 1 ALASKA AIR GROUP             COMMON 011659109      462     18,750.00  SH      SHARED-DEFINED    NONE     18,750
 2 ALDERWOOD GROUP INC          COMMON 014383103      986     95,000.00  SH      SHARED-DEFINED    NONE     95,000
 3 AMERCO                       COMMON 023586100      257     10,900.00  SH      SHARED-DEFINED    NONE     10,900
 4 AMR CORPORATION              COMMON 001765106      414     32,500.00  SH      SHARED-DEFINED    NONE     32,500
 5 AT&T CORP                    COMMON 001957505    7,889    403,100.00  SH      SHARED-DEFINED    NONE    403,100
 6 AT&T WIRELESS                COMMON 00209A106   12,249    900,000.00  SH      SHARED-DEFINED    NONE    900,000
 7 BELDEN                       COMMON 077459105      708     37,300.00  SH      SHARED-DEFINED    NONE     37,300
 8 CABLEVISION CABLE            COMMON 12686C109    7,516    328,500.00  SH      SHARED-DEFINED    NONE    328,500
 9 CHARTER COMMUNICATIONS       COMMON 16117M107    4,319    915,000.00  SH      SHARED-DEFINED    NONE    915,000
10 CINCINNATI BELL INC          COMMON 171871106    2,514    617,700.00  SH      SHARED-DEFINED    NONE    617,700
11 COMCAST CORP                 COMMON 20030N200    6,933    250,000.00  SH      SHARED-DEFINED    NONE    250,000 Non voting shares
12 CONSECO                      COMMON 208464883    4,359    188,194.00  SH      SHARED-DEFINED    NONE    188,194
13 CONTINENTAL AIRLINES, INC    COMMON 210795308      439     35,000.00  SH      SHARED-DEFINED    NONE     35,000
14 COX COMMUNICATIONS INC       COMMON 224044107   11,409    361,050.00  SH      SHARED-DEFINED    NONE    361,050
15 DAN RIVER INC                COMMON 235774106        7     25,000.00  SH      SHARED-DEFINED    NONE     25,000
16 DANA CORP                    COMMON 235811106    2,852    143,600.00  SH      SHARED-DEFINED    NONE    143,600
17 EDISON INTERNATIONAL         COMMON 281020107    5,344    220,000.00  SH      SHARED-DEFINED    NONE    220,000
18 FACTORY 2 U STORES           COMMON 303072102       26     25,000.00  SH      SHARED-DEFINED    NONE     25,000
19 FRIEDMAN'S                   COMMON 358438109      324     55,900.00  SH      SHARED-DEFINED    NONE     55,900
20 GADZOOKS INC                 COMMON 362553109      193    148,731.00  SH      SHARED-DEFINED    NONE    148,731
21 GALYAN'S TRADING COMPANY     COMMON 36458R101      553     55,000.00  SH      SHARED-DEFINED    NONE     55,000
22 GREAT ATLANTIC STK           COMMON 390064103    5,273    681,300.00  SH      SHARED-DEFINED    NONE    681,300
23 INSIGHT COMMUNICATIONS       COMMON 45768V108    4,008    399,232.00  SH      SHARED-DEFINED    NONE    399,232
24 JOHNSON CONTROLS INC         COMMON 478366107   11,239    190,000.00  SH      SHARED-DEFINED    NONE    190,000
25 K MART HOLDINGS CORP         COMMON 498780105    6,994    168,612.00  SH      SHARED-DEFINED    NONE    168,612
26 LEVEL 3                      COMMON 52729N100   10,957  2,739,266.00  SH      SHARED-DEFINED    NONE  2,739,266
27 MANPOWER INC                 COMMON 56418H100    7,673    165,000.00  SH      SHARED-DEFINED    NONE    165,000
28 MCDERMOTT INTL INC           COMMON 580037109    2,577    307,100.00  SH      SHARED-DEFINED    NONE    307,100
29 MEDIACOM COMMS CORP          COMMON 58446K105    8,192  1,021,501.00  SH      SHARED-DEFINED    NONE  1,021,501
30 MILACRON                     COMMON 598709103    4,978  1,425,900.00  SH      SHARED-DEFINED    NONE  1,425,900
31 NASH FINCH                   COMMON 631158102    2,367     99,583.00  SH      SHARED-DEFINED    NONE     99,583
32 NCO GROUP                    COMMON 628858102      467     20,000.00  SH      SHARED-DEFINED    NONE     20,000
33 PEGASUS COM                  COMMON 705904605      766     20,000.00  SH      SHARED-DEFINED    NONE     20,000
34 PETRO GEO                    COMMON 716599105   26,685    590,369.00  SH      SHARED-DEFINED    NONE    590,369
35 POLYONE CORPORATION          COMMON 73179P106      333     50,000.00  SH      SHARED-DEFINED    NONE     50,000
36 QQQ                          COMMON 631100104   12,544    350,000.00  SH      SHARED-DEFINED    NONE    350,000
37 RCN                          COMMON 749361101       22     75,000.00  SH      SHARED-DEFINED    NONE     75,000
38 RELIANT RESOURCES            COMMON 75952B105      823    100,200.00  SH      SHARED-DEFINED    NONE    100,200
39 S&P 500 DEPOSITORY RECEIPT   COMMON 78462F103   42,367    374,600.00  SH      SHARED-DEFINED    NONE    374,600
40 TRITON PCS HOLDINGS          COMMON 89677M106    9,778  1,781,100.00  SH      SHARED-DEFINED    NONE  1,781,100
41 TWEETER HOME ENTERTAINMT GRP COMMON 901167106    1,801    190,817.00  SH      SHARED-DEFINED    NONE    190,817
42 UNITEDGLOBALCOM INC          COMMON 913247508       73      8,593.00  SH      SHARED-DEFINED    NONE      8,593
43 WELLMAN, INC                 COMMON 949702104    1,025    122,800.00  SH      SHARED-DEFINED    NONE    122,800
44 WHITEHALL JEWELLERS          COMMON 965063100      457     50,000.00  SH      SHARED-DEFINED    NONE     50,000
45 WILSONS LEATHER              COMMON 972463103      353    124,187.00  SH      SHARED-DEFINED    NONE    124,187
46 WINN-DIXIE STORES INC        COMMON 974280109    3,637    478,600.00  SH      SHARED-DEFINED    NONE    478,600
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